32) Funds from securities issued (Tables)	12 Months Ended
Dec. 31, 2020
Funds From Securities Issued Tables Abstract
Composition by type of security issued and location
a)	Composition by type of security issued and location

	R$ thousand
	On December 31
	2020	2019
Instruments Issued – Brazil:
Real estate credit notes	27,601,333	27,019,439
Agribusiness notes	14,694,484	13,149,546
Financial bills	81,588,961	120,518,300
Letters property guaranteed	7,930,718	5,540,086
Subtotal - Securities purchased under agreements to resell	131,815,496	166,227,371
Securities – Overseas:
Euronotes	2,113,000	1,407,888
Securities issued through securitization – (item (b))	9,112,256	1,967,746
Subtotal - Securities purchased under agreements to resell	11,225,256	3,375,634
Structured Operations Certificates	1,863,073	1,124,559
Total	144,903,825	170,727,564

Net financial activity in the issuance of securities
c)	Net financial activity in the issuance of securities

	R$ thousand
	2020	2019
Opening balance on December 31	170,727,564	148,029,018
Issuance	61,833,816	84,982,152
Interest	5,576,416	9,233,505
Settlement and interest payments	(93,179,856)	(71,781,695)
Exchange variation and others	(54,115)	264,584
Closing balance on December 31	144,903,825	170,727,564